CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 6,364	$ 5,209	$ 24,024	$ 15,183
Cost of revenues	1,843	1,594	6,929	4,978
Gross Profit	4,521	3,615	17,095	10,205
Operating expenses
Selling, servicing and marketing	2,943	2,071	10,185	4,843
Technology and software development	2,637	1,551	8,410	4,391
General and administrative	1,718	1,112	5,032	2,572
Operating expenses	7,298	4,734	23,627	11,806
Loss from operations	(2,777)	(1,119)	(6,532)	(1,601)
Interest income			3	3
Interest income	0	1
Interest Expense	(89)	0
Forgiveness of PPP loan			781	0
Loss before provision for income taxes	(2,866)	(1,118)	(5,748)	(1,598)
Provision for income taxes	0	0	2	0
Net loss	$ (2,866)	$ (1,118)	$ (5,750)	$ (1,598)
Net loss per common share:
Basic (in dollars per share)	$ (0.21)	$ (0.08)	$ (0.43)	$ (0.11)
Diluted (in dollars per share)	$ (0.21)	$ (0.08)	$ (0.43)	$ (0.11)
Weighted-average common shares outstanding - basic (in shares)	13,571,872	13,319,512	13,385,267	14,047,342
Weighted-average common shares outstanding - diluted (in shares)	13,571,872	13,319,512	13,385,267	14,047,342